NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission

100 F Street, N.E.	October 31, 2018

Washington, DC 20549

 Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -   Power Income Fund

   Power Dividend Index Fund

   Power Momentum Index Fund

   Power Global Tactical Allocation/JAForlines Fund

   Power Floating Rate Index Fund

   Power Dividend Mid-Cap Index Fund

Post-Effective Amendment No. 1,132 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund, Power Global Tactical Allocation/JAForlines Fund, Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Power Income Fund	1132	0001580642-18-005128	October 30, 2018
Power Dividend Index Fund	1132	0001580642-18-005128	October 30, 2018
Power Momentum Index Fund	1132	0001580642-18-005128	October 30, 2018
Power Global Tactical Allocation/JAForlines Fund	1132	0001580642-18-005128	October 30, 2018
Power Floating Rate Index Fund	1132	0001580642-18-005128	October 30, 2018
Power Dividend Mid-Cap Index Fund	1132	0001580642-18-005128	October 30, 2018

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,
/s/ Stephanie Shearer
Stephanie Shearer
Secretary